Warrants (Details 1) (Warrant, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Number Outstanding	5,115,531	5,115,531
Exercise Price $ 1.10
Class of Warrant or Right [Line Items]
Exercise price	$ 1.10	$ 1.10
Number Outstanding	1,342,500	1,342,500
Weighted Average Remaining Contractual Life	3 years	3 years
Exercise Price $ 1.00
Class of Warrant or Right [Line Items]
Exercise price	$ 1.00	$ 1.00
Number Outstanding	2,000,004	2,000,004
Weighted Average Remaining Contractual Life	6 years	6 years
Exercise price $ 0.55
Class of Warrant or Right [Line Items]
Exercise price	$ 0.55	$ 0.55
Number Outstanding	1,773,027	1,773,027
Weighted Average Remaining Contractual Life	7 years	7 years